American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2022

Short Duration - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 41.7%
Aerospace and Defense — 0.3%
Boeing Co., 1.43%, 2/4/24	4,390,000	4,197,008
Airlines — 1.2%
Air Canada, 3.875%, 8/15/26(1)	7,000,000	5,935,615
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	6,000,000	5,533,800
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	3,240,000	3,151,260
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	4,150,000	3,947,079
		18,567,754
Automobiles — 3.3%
American Honda Finance Corp., 0.55%, 7/12/24	6,000,000	5,639,779
BMW US Capital LLC, 3.25%, 4/1/25(1)	2,137,000	2,112,962
Daimler Finance North America LLC, 0.75%, 3/1/24(1)	5,500,000	5,229,336
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	5,500,000	4,950,523
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	903,620
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	5,000,514
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,743,094
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,653,654
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,503,344
Toyota Motor Credit Corp., 2.50%, 3/22/24	2,821,000	2,780,060
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	3,013,748
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(1)	4,000,000	3,968,451
		49,499,085
Banks — 7.1%
Banco Santander SA, 5.18%, 11/19/25	3,200,000	3,203,785
Banco Santander SA, VRN, 1.72%, 9/14/27	1,000,000	868,683
Bank of America Corp., 4.18%, 11/25/27	3,441,000	3,347,324
Bank of America Corp., VRN, 3.38%, 4/2/26	1,630,000	1,582,115
Bank of America Corp., VRN, 1.32%, 6/19/26	4,375,000	3,982,764
Bank of America Corp., VRN, 1.73%, 7/22/27	1,356,000	1,207,673
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	3,035,000	2,644,263
Bank of Montreal, 3.70%, 6/7/25	801,000	795,032
Bank of Nova Scotia, 3.45%, 4/11/25	1,438,000	1,420,947
BBVA Bancomer SA, 6.75%, 9/30/22	3,600,000	3,612,420
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	4,455,000	4,260,839
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	3,600,000	3,328,377
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,659,167
BPCE SA, 5.15%, 7/21/24(1)	2,180,000	2,181,721
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	3,830,000	3,761,176
Citigroup, Inc., VRN, 4.14%, 5/24/25	1,080,000	1,076,553
Citigroup, Inc., VRN, 2.01%, 1/25/26	1,956,000	1,834,666
Citigroup, Inc., VRN, 3.11%, 4/8/26	2,700,000	2,595,245
Discover Bank, VRN, 4.68%, 8/9/28	5,000,000	4,862,821
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	3,265,000	3,197,112
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	1,216,000	1,186,716
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	785,000	780,262
FNB Corp., 2.20%, 2/24/23	530,000	524,189
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	2,485,000	2,383,791
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	5,262,000	5,027,235
HSBC Holdings PLC, VRN, 4.18%, 12/9/25	2,325,000	2,290,707

JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	3,820,000	3,570,507
JPMorgan Chase & Co., VRN, 2.08%, 4/22/26	2,362,000	2,211,615
JPMorgan Chase & Co., VRN, 4.08%, 4/26/26	1,844,000	1,823,549
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,260,000	2,906,491
National Bank of Canada, 3.75%, 6/9/25	2,065,000	2,051,041
NatWest Group PLC, VRN, 5.52%, 9/30/28	2,270,000	2,288,419
Santander UK Group Holdings PLC, 4.75%, 9/15/25(1)	3,140,000	3,104,360
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25	2,322,000	2,298,792
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	4,530,000	4,226,237
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	3,820,000	3,338,727
Swedbank AB, 3.36%, 4/4/25(1)	422,000	414,917
Toronto-Dominion Bank, 3.77%, 6/6/25	3,055,000	3,041,874
Toronto-Dominion Bank, 4.11%, 6/8/27	2,325,000	2,301,062
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	4,455,000	3,990,008
Westpac Banking Corp., VRN, 2.89%, 2/4/30	4,500,000	4,269,049
		108,452,231
Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,611,713
Biotechnology — 0.8%
AbbVie, Inc., 2.30%, 11/21/22	4,670,000	4,661,693
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	4,845,543
CSL Finance PLC, 3.85%, 4/27/27(1)	2,500,000	2,478,469
		11,985,705
Capital Markets — 4.4%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	2,449,000	2,098,469
Bank of New York Mellon Corp., VRN, 3.43%, 6/13/25	2,930,000	2,908,503
Cantor Fitzgerald LP, 4.50%, 4/14/27(1)	4,619,000	4,443,375
Coinbase Global, Inc., 3.375%, 10/1/28(1)	153,000	96,742
Deutsche Bank AG, VRN, 2.31%, 11/16/27	2,927,000	2,528,191
Deutsche Bank AG, VRN, 4.30%, 5/24/28	4,500,000	4,035,857
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	2,347,000	2,118,371
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	12,430,000	11,958,577
Goldman Sachs Group, Inc., VRN, 4.39%, 6/15/27	2,709,000	2,676,322
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,118,000	990,213
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,181,000	990,067
Hercules Capital, Inc., 2.625%, 9/16/26	2,168,000	1,874,638
Hercules Capital, Inc., 3.375%, 1/20/27	477,000	417,990
Intercontinental Exchange, Inc., 4.00%, 9/15/27	3,548,000	3,495,291
Main Street Capital Corp., 3.00%, 7/14/26	672,000	587,247
Morgan Stanley, VRN, 0.79%, 5/30/25	1,570,000	1,462,886
Morgan Stanley, VRN, 1.16%, 10/21/25	3,118,000	2,892,117
Morgan Stanley, VRN, 2.63%, 2/18/26	2,538,000	2,424,572
Owl Rock Capital Corp., 3.40%, 7/15/26	4,372,000	3,845,575
Owl Rock Capital Corp., 2.625%, 1/15/27	2,533,000	2,124,307
Owl Rock Core Income Corp., 5.50%, 3/21/25(1)	177,000	170,096
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	2,469,000	2,132,208
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	5,767,000	5,787,650
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	124,000	116,710
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	566,000	478,379
Prospect Capital Corp., 3.71%, 1/22/26	2,577,000	2,285,924
UBS Group AG, VRN, 4.49%, 5/12/26(1)	2,186,000	2,180,657
		67,120,934
Commercial Services and Supplies — 0.1%
Cintas Corp. No 2, 3.45%, 5/1/25	1,555,000	1,551,208

Construction and Engineering — 0.2%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,702,707
Consumer Finance — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.15%, 10/29/23	2,002,000	1,908,900
Ally Financial, Inc., 4.75%, 6/9/27	1,218,000	1,170,779
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(1)	2,110,000	2,049,893
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	4,160,000	3,601,464
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	5,769,000	5,349,704
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	1,936,000	1,795,966
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	2,904,501
Capital One Financial Corp., VRN, 4.17%, 5/9/25	4,940,000	4,870,895
OneMain Finance Corp., 8.25%, 10/1/23	4,005,000	4,023,617
SLM Corp., 3.125%, 11/2/26	1,541,000	1,246,453
		28,922,172
Containers and Packaging — 0.9%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,034,599
Berry Global, Inc., 0.95%, 2/15/24	5,200,000	4,928,560
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	8,001,922
		13,965,081
Diversified Financial Services — 0.1%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	872,215
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.25%, 3/1/27	3,865,000	3,858,663
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	4,040,000	3,487,442
Telecom Italia SpA, 5.30%, 5/30/24(1)	4,225,000	4,070,281
		11,416,386
Electric Utilities — 2.6%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	4,811,395
American Electric Power Co., Inc., 2.03%, 3/15/24	5,000,000	4,840,196
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,550,044
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,606,529
Entergy Louisiana LLC, 0.62%, 11/17/23	3,023,000	2,913,700
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	7,000,000	6,882,243
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	5,280,000	5,321,770
OGE Energy Corp., 0.70%, 5/26/23	2,000,000	1,949,616
		38,875,493
Electronic Equipment, Instruments and Components — 0.3%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	4,967,813
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/23	4,000,000	3,885,507
Entertainment — 0.5%
Magallanes, Inc., 3.64%, 3/15/25(1)	1,317,000	1,277,192
Magallanes, Inc., 3.76%, 3/15/27(1)	2,017,000	1,893,653
Netflix, Inc., 5.875%, 2/15/25	1,815,000	1,845,410
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	2,430,000	2,392,462
		7,408,717
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 3.65%, 3/15/27	889,000	845,032
Brixmor Operating Partnership LP, 3.65%, 6/15/24	5,200,000	5,128,769
EPR Properties, 4.75%, 12/15/26	6,165,000	5,798,176
IIP Operating Partnership LP, 5.50%, 5/25/26	3,240,000	2,940,554
Office Properties Income Trust, 2.40%, 2/1/27	1,556,000	1,272,708
Sabra Health Care LP, 5.125%, 8/15/26	4,200,000	4,092,639
SBA Tower Trust, 3.45%, 3/15/48(1)	6,138,000	6,088,868
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,847,849

Welltower, Inc., 3.625%, 3/15/24	3,500,000	3,474,517
		36,489,112
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,000,000	989,920
Food Products — 0.2%
Conagra Brands, Inc., 0.50%, 8/11/23	3,000,000	2,892,944
Mondelez International, Inc., 2.125%, 3/17/24	904,000	881,721
		3,774,665
Gas Utilities — 0.6%
Atmos Energy Corp., 0.625%, 3/9/23	3,750,000	3,684,765
CenterPoint Energy Resources Corp., 0.70%, 3/2/23	5,000,000	4,897,761
		8,582,526
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc., 1.32%, 11/29/24	7,000,000	6,579,566
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,693,552
		10,273,118
Health Care Providers and Services — 1.2%
Centene Corp., 4.25%, 12/15/27	8,370,000	7,839,091
Humana, Inc., 0.65%, 8/3/23	6,725,000	6,509,848
Universal Health Services, Inc., 1.65%, 9/1/26(1)	4,387,000	3,807,949
		18,156,888
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 1.30%, 10/1/23	5,000,000	4,844,202
International Game Technology PLC, 6.50%, 2/15/25(1)	6,500,000	6,479,525
		11,323,727
Insurance — 1.9%
American International Group, Inc., 3.90%, 4/1/26	4,710,000	4,622,864
Athene Global Funding, 1.72%, 1/7/25(1)	4,700,000	4,389,794
CNO Global Funding, 1.65%, 1/6/25(1)	1,808,000	1,707,044
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	4,490,000	3,982,750
GA Global Funding Trust, 0.80%, 9/13/24(1)	3,200,000	2,934,179
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	2,326,000	2,195,535
SBL Holdings, Inc., 5.125%, 11/13/26(1)	9,875,000	9,595,415
		29,427,581
IT Services†
Global Payments, Inc., 3.75%, 6/1/23	689,000	684,284
Leisure Products — 0.2%
Brunswick Corp., 0.85%, 8/18/24	4,000,000	3,699,701
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 0.55%, 3/23/23	5,000,000	4,896,299
PerkinElmer, Inc., 0.85%, 9/15/24	5,000,000	4,631,656
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	5,250,000	4,979,582
		14,507,537
Machinery — 1.3%
Caterpillar Financial Services Corp., 3.40%, 5/13/25	5,580,000	5,573,158
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,499,824
John Deere Capital Corp., 3.40%, 6/6/25	4,660,000	4,643,611
Parker-Hannifin Corp., 3.65%, 6/15/24	5,000,000	4,971,017
		19,687,610
Media — 0.1%
Paramount Global, 4.75%, 5/15/25	1,330,000	1,343,740
Metals and Mining — 0.1%
Nucor Corp., 3.95%, 5/23/25	2,016,000	2,006,717
Multi-Utilities — 0.7%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,497,130

Public Service Enterprise Group, Inc., 0.84%, 11/8/23	7,000,000	6,718,848
Sempra Energy, 3.30%, 4/1/25	3,006,000	2,939,599
		11,155,577
Multiline Retail — 0.4%
7-Eleven, Inc., 0.80%, 2/10/24(1)	6,000,000	5,689,587
Oil, Gas and Consumable Fuels — 1.1%
Enbridge, Inc., VRN, 1.85%, 2/16/24	5,500,000	5,434,606
Energy Transfer LP, 4.25%, 3/15/23	5,552,000	5,550,680
HF Sinclair Corp., 2.625%, 10/1/23(1)	1,350,000	1,311,656
Petroleos Mexicanos, 3.50%, 1/30/23	2,050,000	2,020,900
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,140,000	1,077,255
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	725,954
		16,121,051
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,702,349
Personal Products — 0.2%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(1)	3,236,000	3,155,504
Pharmaceuticals — 0.7%
Royalty Pharma PLC, 0.75%, 9/2/23	6,220,000	5,992,198
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,531,380
		10,523,578
Real Estate Management and Development — 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	3,945,000	3,804,874
Road and Rail — 0.8%
DAE Funding LLC, 1.55%, 8/1/24(1)	4,478,000	4,197,731
DAE Funding LLC, 2.625%, 3/20/25(1)	3,925,000	3,655,431
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,700,000	2,678,310
XPO Logistics, Inc., 6.25%, 5/1/25(1)	2,261,000	2,247,841
		12,779,313
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,680,000	1,617,984
Software — 0.1%
VMware, Inc., 3.90%, 8/21/27	2,125,000	2,041,573
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 6.02%, 6/15/26	2,285,000	2,375,937
Thrifts and Mortgage Finance — 0.4%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	7,466,000	6,294,515
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	2,850,000	2,754,717
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,436,960
Wireless Telecommunication Services — 0.6%
Sprint Corp., 7.125%, 6/15/24	3,975,000	4,091,666
T-Mobile USA, Inc., 2.625%, 4/15/26	3,963,000	3,603,833
T-Mobile USA, Inc., 4.75%, 2/1/28	2,255,000	2,190,282
		9,885,781
TOTAL CORPORATE BONDS (Cost $673,444,954)		634,288,155
U.S. TREASURY SECURITIES — 29.1%
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	13,410,430	13,548,806
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	27,855,750	27,843,125
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	6,348,060	6,292,889
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	2,559,875	2,521,579
U.S. Treasury Notes, 0.125%, 1/15/24	25,000,000	23,935,547

U.S. Treasury Notes, 0.375%, 9/15/24	30,000,000	28,319,531
U.S. Treasury Notes, 0.50%, 11/30/23	5,000,000	4,830,859
U.S. Treasury Notes, 1.50%, 9/30/24	26,000,000	25,155,000
U.S. Treasury Notes, 1.125%, 1/15/25	49,000,000	46,737,578
U.S. Treasury Notes, 0.875%, 1/31/24	35,000,000	33,873,437
U.S. Treasury Notes, 1.50%, 2/15/25(2)	95,000,000	91,322,461
U.S. Treasury Notes, 0.375%, 7/15/24	20,000,000	18,972,266
U.S. Treasury Notes, 1.50%, 2/29/24	20,000,000	19,530,469
U.S. Treasury Notes, 2.25%, 3/31/24	20,000,000	19,750,781
U.S. Treasury Notes, 2.75%, 6/30/25	2,000,000	1,984,922
U.S. Treasury Notes, 2.625%, 4/15/25	40,000,000	39,570,312
U.S. Treasury Notes, 0.25%, 6/15/23	2,000,000	1,949,232
U.S. Treasury Notes, 0.125%, 8/15/23	3,000,000	2,906,602
U.S. Treasury Notes, 2.75%, 5/15/25	11,000,000	10,916,641
U.S. Treasury Notes, 2.875%, 6/15/25	24,000,000	23,906,250
TOTAL U.S. TREASURY SECURITIES (Cost $454,085,741)		443,868,287
ASSET-BACKED SECURITIES — 8.2%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	7,460,318
American Tower Trust, Series 2013, Class 2A SEQ, 3.07%, 3/15/48(1)	4,470,000	4,451,610
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)	4,074,840	3,967,294
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,346,455	1,896,635
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	2,735,410	2,458,968
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)	6,358,334	5,437,308
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	8,825,000	7,516,906
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)	2,598,750	2,589,270
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.67%, 10/19/37(1)	2,300,000	2,100,281
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	3,100,000	2,837,104
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	4,300,000	3,759,209
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	7,650,000	7,010,992
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(1)	3,579,883	3,281,752
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(1)	2,867,223	2,561,356
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	403,074	380,605
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	753,543	737,446
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	6,453,107	5,525,969
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,814,147	5,166,093
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	8,168,512	7,106,478
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	1,054,372	988,153
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,671,376	2,446,369
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,175,651
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(1)	2,937,000	2,652,177
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(1)	7,550,000	6,819,047
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	2,600,000	2,251,930
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	2,000,000	1,705,954
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	388,353	381,541
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	242,511	234,336
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	300,837	288,139
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	964,162	900,404
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)	3,107,813	2,687,290
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	7,753,633	7,697,584
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	3,439,191	3,154,446
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	7,175,767	6,301,820
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	3,183,724	2,973,139
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	3,677,426
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,570,294

VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	242,569	237,667
TOTAL ASSET-BACKED SECURITIES (Cost $138,317,025)		124,388,961
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Private Sponsor Collateralized Mortgage Obligations — 5.6%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	340,717	339,062
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(1)	460,655	452,338
Angel Oak Mortgage Trust, Series 2021-3, Class A3, VRN, 1.46%, 5/25/66(1)	1,817,728	1,645,583
Angel Oak Mortgage Trust LLC, Series 2019-1, Class B1 SEQ, VRN, 5.40%, 11/25/48(1)	4,700,000	4,628,177
Angel Oak Mortgage Trust LLC, Series 2019-1, Class M1 SEQ, VRN, 4.50%, 11/25/48	1,971,000	1,952,832
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	1,486,990	1,384,911
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	1,177,201	1,097,385
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	153,406	150,328
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 6.37%, (1-month LIBOR plus 4.75%), 10/25/27(1)	500,000	498,932
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 4.52%, (1-month LIBOR plus 2.90%), 4/25/28(1)	3,294,998	3,269,321
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	3,475,000	3,150,164
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ, 3.08%, 7/25/49(1)	813,439	804,193
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.33%, 8/25/34	358,797	352,967
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	833	773
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	827,479	791,323
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(1)	3,486,295	2,894,668
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(1)	3,877,710	3,523,371
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.23%, 3/25/50(1)	2,248,295	1,971,955
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(1)	5,346,060	5,144,221
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	40,552	38,460
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	32,141	31,683
Home RE Ltd., Series 2018-1, Class M2, VRN, 4.62%, (1-month LIBOR plus 3.00%), 10/25/28(1)	3,850,000	3,811,332
Home RE Ltd., Series 2020-1, Class M1C, VRN, 5.77%, (1-month LIBOR plus 4.15%), 10/25/30(1)	1,900,000	1,905,859
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,675,000	1,666,762
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(1)	1,461,193	1,335,762
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.84%, 10/25/29(1)	129,382	124,739
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	516,293	506,890
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	3,437,849	3,069,703
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A2, VRN, 2.77%, 5/25/52(1)	6,051,382	5,024,368
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 11/21/34	137,017	131,039
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	144,682	138,733
PRKCM Trust, Series 2021-AFC1, Class A3, VRN, SEQ, 2.07%, 8/25/56(1)	6,395,113	5,640,712
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 2.78%, (30-day average SOFR plus 1.85%), 11/25/31(1)	4,350,000	4,308,807
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 7/25/34	37,011	36,382
Traingle Re Ltd., Series 2020-1, Class M1C, VRN, 6.12%, (1-month LIBOR plus 4.50%), 10/25/30(1)	1,077,591	1,079,738
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 7.22%, (1-month LIBOR plus 5.60%), 10/25/30(1)	2,200,000	2,234,719
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 5.02%, (1-month LIBOR plus 3.40%), 8/25/33(1)	4,759,045	4,756,610
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 5.52%, (1-month LIBOR plus 3.90%), 8/25/33(1)	4,000,000	3,959,588
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	387,986	387,507
Verus Securitization Trust, Series 2019-INV3, Class A3 SEQ, VRN, 3.10%, 11/25/59(1)	5,634,551	5,503,340
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, 2.72%, 1/25/60(1)	3,904,146	3,834,754
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(1)	1,641,000	1,629,428
		85,209,419
U.S. Government Agency Collateralized Mortgage Obligations — 2.4%
FHLMC, Series 2018-HRP1, Class M2, VRN, 3.27%, (1-month LIBOR plus 1.65%), 4/25/43(1)	681,478	676,441
FHLMC, Series 2019-DNA2, Class B1, VRN, 5.97%, (1-month LIBOR plus 4.35%), 3/25/49(1)	5,000,000	4,871,540
FHLMC, Series 2019-DNA3, Class M2, VRN, 3.67%, (1-month LIBOR plus 2.05%), 7/25/49(1)	2,120,007	2,109,909
FHLMC, Series 2019-HQA3, Class M2, VRN, 3.47%, (1-month LIBOR plus 1.85%), 9/25/49(1)	2,482,292	2,444,186
FHLMC, Series 2020-HQA3, Class M2, VRN, 5.22%, (1-month LIBOR plus 3.60%), 7/25/50(1)	1,648,534	1,647,739

FHLMC, Series 2020-HQA4, Class M2, VRN, 4.77%, (1-month LIBOR plus 3.15%), 9/25/50(1)	282,091	281,781
FHLMC, Series 2021-HQA3, Class M1, VRN, 1.78%, (30-day average SOFR plus 0.85%), 9/25/41(1)	7,006,548	6,770,365
FHLMC, Series 2022-DNA3, Class M1A, VRN, 2.93%, (30-day average SOFR plus 2.00%), 4/25/42(1)	3,715,782	3,659,671
FNMA, Series 2006-60, Class KF, VRN, 1.92%, (1-month LIBOR plus 0.30%), 7/25/36	369,159	366,800
FNMA, Series 2009-33, Class FB, VRN, 2.44%, (1-month LIBOR plus 0.82%), 3/25/37	366,282	372,736
FNMA, Series 2014-C01, Class M2, VRN, 6.02%, (1-month LIBOR plus 4.40%), 1/25/24	4,950,439	5,065,563
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24	463,537	463,788
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	11,157,729	2,134,312
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	8,192,462	1,588,871
FNMA, Series 2017-C01, Class 1M2, VRN, 5.17%, (1-month LIBOR plus 3.55%), 7/25/29	823,381	841,614
FNMA, Series 2017-C07, Class 1EB2, VRN, 2.62%, (1-month LIBOR plus 1.00%), 5/25/30	2,291,674	2,265,130
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	3,751,152	564,591
		36,125,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,820,682)		121,334,456
COLLATERALIZED LOAN OBLIGATIONS — 6.1%
AMMC CLO Ltd., Series 2015-16A, Class CR2, VRN, 2.99%, (3-month LIBOR plus 1.95%), 4/14/29(1)	5,300,000	5,160,539
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 3.43%, (3-month LIBOR plus 2.25%), 7/24/29(1)	7,500,000	7,285,966
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 4.78%, (3-month LIBOR plus 3.60%), 7/25/29(1)	2,500,000	2,413,100
BDS Ltd., Series 2021-FL7, Class C, VRN, 3.31%, (1-month LIBOR plus 1.70%), 6/16/36(1)	4,800,000	4,489,476
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 3.61%, (3-month LIBOR plus 2.20%), 8/14/30(1)	2,150,000	2,073,289
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.40%), 11/22/33(1)	2,590,243	2,578,332
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 2.89%, (3-month LIBOR plus 1.85%), 11/16/30(1)	3,000,000	2,861,477
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 2.96%, (3-month LIBOR plus 1.90%), 1/20/30(1)	11,000,000	10,417,440
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 3.99%, (3-month LIBOR plus 2.95%), 1/14/28(1)	2,195,000	2,145,074
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 6.33%, (3-month LIBOR plus 4.85%), 2/20/28(1)	5,500,000	5,361,413
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 2.81%, (3-month LIBOR plus 1.75%), 7/20/29(1)	5,000,000	4,751,247
Palmer Square Loan Funding Ltd., Series 2019-4A, Class B, VRN, 3.28%, (3-month LIBOR plus 2.10%), 10/24/27(1)	2,250,000	2,210,548
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(1)	2,350,000	2,287,720
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 1.99%, (3-month LIBOR plus 1.90%), 12/28/29(1)	5,175,000	4,888,918
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 3.17%, (3-month LIBOR plus 2.15%), 10/13/32(1)	3,000,000	2,864,563
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 2.84%, (3-month LIBOR plus 1.80%), 7/15/30(1)	6,125,000	5,829,695
TCP Whitney CLO Ltd., Series 2017-1A, Class BR, VRN, 3.38%, (3-month LIBOR plus 1.90%), 8/20/33(1)	8,400,000	8,063,424
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 4.25%, (3-month LIBOR plus 3.04%), 4/26/28(1)	1,500,000	1,466,061
TRTX Issuer Ltd., Series 2019-FL3, Class A, VRN, 2.74%, (30-day average SOFR plus 1.26%), 10/15/34(1)	2,326,325	2,319,225
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 3.46%, (3-month LIBOR plus 2.40%), 9/15/30(1)	2,000,000	1,916,238
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 3.16%, (3-month LIBOR plus 2.10%), 7/20/29(1)	10,000,000	9,735,640
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.14%, (3-month SOFR plus 2.35%), 4/15/34(1)	2,125,000	2,125,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $96,755,460)		93,244,385
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 3.48%, (1-month LIBOR plus 2.16%), 11/15/34(1)	4,370,000	4,154,228
BDS Ltd., Series 2020-FL6, Class E, VRN, 4.16%, (30-day average SOFR plus 3.36%), 9/15/35(1)	3,186,000	3,047,716
BXMT Ltd., Series 2020-FL2, Class D, VRN, 3.54%, (1-month SOFR plus 2.06%), 2/15/38(1)	3,995,000	3,756,925
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 3.47%, (1-month LIBOR plus 2.15%), 5/15/36(1)	3,703,000	3,560,443
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 2.625%, (1-month LIBOR plus 1.03%), 12/19/30(1)	4,189,000	4,070,720
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(1)	3,575,000	3,519,999
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 3.67%, (1-month LIBOR plus 2.35%), 3/15/38(1)	3,088,492	2,885,519
Morgan Stanley Capital Trust, Series 2017-CLS, Class E, VRN, 3.27%, (1-month LIBOR plus 1.95%), 11/15/34(1)	2,326,000	2,266,196
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,427,134
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	6,380,762	5,927,406
PFP Ltd., Series 2021-8, Class D, VRN, 3.66%, (1-month LIBOR plus 2.15%), 8/9/37(1)	3,500,000	3,299,585
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 5.47%, (1-month LIBOR plus 3.85%), 2/25/35(1)	4,250,000	4,224,583

Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 3.22%, (1-month LIBOR plus 1.60%), 7/25/36(1)	8,400,000	7,970,941
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 3.52%, (1-month LIBOR plus 1.90%), 7/25/36(1)	2,000,000	1,854,819
SMRT, Series 2022-MINI, Class C, VRN, 2.83%, (1-month SOFR plus 1.55%), 1/15/39(1)	4,500,000	4,242,795
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $60,696,418)		58,209,009
BANK LOAN OBLIGATIONS(3) — 2.1%
Food and Staples Retailing — 0.4%
United Natural Foods, Inc., Term Loan B, 4.89%, (1-month LIBOR plus 3.25%), 10/22/25	6,380,401	6,165,062
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, 3.92%, (1-month LIBOR plus 2.25%), 11/8/27	3,680,022	3,547,781
Health Care Providers and Services — 0.6%
Change Healthcare Holdings LLC, 2017 Term Loan B, 4.17%, (1-month LIBOR plus 2.50%), 3/1/24	8,459,468	8,255,426
Media — 0.1%
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	1,809,050	1,670,739
Pharmaceuticals — 0.8%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	5,305,924	5,138,469
Jazz Financing Lux S.a.r.l., USD Term Loan, 5.17%, (1-month LIBOR plus 3.50%), 5/5/28	7,773,981	7,436,279
		12,574,748
TOTAL BANK LOAN OBLIGATIONS (Cost $33,422,194)		32,213,756
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.39%, (1-year H15T1Y plus 2.25%), 9/1/35	129,876	134,140
FHLMC, VRN, 2.69%, (12-month LIBOR plus 1.87%), 7/1/36	17,855	18,342
FHLMC, VRN, 2.31%, (12-month LIBOR plus 1.86%), 7/1/41	66,233	68,358
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	64,365	64,991
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35	87,318	89,753
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	40,616	41,759
		417,343
Fixed-Rate U.S. Government Agency Mortgage-Backed Security†
FNMA, 3.50%, 3/1/34	103,088	102,918
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $526,237)		520,261
SHORT-TERM INVESTMENTS — 2.5%
Commercial Paper(4) — 1.8%
Credit Agricole Corporate and Investment Bank, 1.57%, 7/1/22 (LOC: Credit Agricole SA)(1)	27,000,000	26,998,834
Repurchase Agreements†
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $61,907), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $60,457)		60,455
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $366,286), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $359,014)		359,000
		419,455
Treasury Bills(4) — 0.7%
U.S. Treasury Bill, 2.13%, 5/18/23	10,000,000	9,769,118
TOTAL SHORT-TERM INVESTMENTS (Cost $37,234,702)		37,187,407
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $1,620,303,413)		1,545,254,677
OTHER ASSETS AND LIABILITIES — (1.5)%		(22,133,412)
TOTAL NET ASSETS — 100.0%		$1,523,121,265

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,125	September 2022	$236,267,579	$(795,081)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	180	September 2022	$21,335,625	$(180,195)
U.S. Treasury 10-Year Ultra Notes	95	September 2022	12,100,625	110,324
U.S. Treasury 5-Year Notes	1,446	September 2022	162,313,500	1,070,189
			$195,749,750	$1,000,318
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	5.00%	12/20/26	$60,390,000	$(3,064,325)	$3,900,389	$836,064
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$17,000,000	$602	$1,679,587	$1,680,189
CPURNSA	Receive	2.29%	2/24/26	$17,000,000	604	1,693,041	1,693,645
					$1,206	$3,372,628	$3,373,834

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $612,636,382, which represented 40.2% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,837,389.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	634,288,155	—
U.S. Treasury Securities	—	443,868,287	—
Asset-Backed Securities	—	124,388,961	—
Collateralized Mortgage Obligations	—	121,334,456	—
Collateralized Loan Obligations	—	93,244,385	—
Commercial Mortgage-Backed Securities	—	58,209,009	—
Bank Loan Obligations	—	32,213,756	—
U.S. Government Agency Mortgage-Backed Securities	—	520,261	—
Short-Term Investments	—	37,187,407	—
	—	1,545,254,677	—
Other Financial Instruments
Futures Contracts	1,180,513	—	—
Swap Agreements	—	4,209,898	—
	1,180,513	4,209,898	—
Liabilities
Other Financial Instruments
Futures Contracts	975,276	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.